Cover	May 24, 2022
Cover [Abstract]
Entity Registrant Name	GROVE, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 24, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-25526
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33760
City Area Code	701
Local Phone Number	353-5425